Listing of companies in the Group	12 Months Ended
Dec. 31, 2024
Listing of companies in the Group
Listing of companies in the Group

26.Listing of companies in the Group

				Effective	Effective
				equity	equity
			Country of	holding	holding
Name of companies		Principal activities	incorporation	2024	2023
(i) Subsidiaries held by the Company
BW LPG Holding Pte. Ltd. (formerly known as BW LPG Holding Limited)	(a)	Management	Singapore	100%	100%
(ii) Subsidiaries held by BW LPG Holding Pte. Ltd.
BW LPG Technologies Pte. Ltd.		Investment holding	Singapore	100%	100%
BW LPG LLC		Management	United States	100%	100%
BW Gas LPG Chartering Pte. Ltd		Chartering	Singapore	100%	100%
BW LPG Pool Pte. Ltd.		Chartering	Singapore	100%	100%
BW Constellation I Pte. Ltd.		Ship owning	Singapore	100%	100%
BW Constellation II Pte. Ltd.		Ship owning	Singapore	100%	100%
BW Constellation III Pte. Ltd. (formerly known as BW Seoul Pte. Ltd.)		Ship owning	Singapore	100%	100%
BW Okpo Pte. Ltd.		Ship owning	Singapore	100%	100%
BW VLGC Pte. Ltd		Ship owning	Singapore	100%	100%
BW LPG Partners Pte Ltd		Dormant	Singapore	100%	100%
LPG Kenya Pte. Ltd.		Investment holding	Singapore	100%	100%
BW LPG India Pte. Ltd.		Management	Singapore	52%	52%
Aurora LPG Holding AS		Management	Norway	100%	100%
BW LPG AS		Management	Norway	100%	100%
BW LPG Product Services Pte. Ltd.	(b)	LPG Trading	Singapore	83%	85%
BW LPG Infrastructure Holding Ltd	(c)	Management	United Arab Emirates	100%	—
(iii) Subsidiaries held by BW LPG Product Services Pte. Ltd.
BW LPG Product Services S.L. (formerly known as Vilma Oil Trading, S.L.)		LPG Trading	Spain	83%	85%
Vilma Oil Singapore Pte. Ltd.		LPG Trading	Singapore	83%	85%
BW LPG Product Services (Norway) AS		Management	Norway	83%	85%
BW LPG Product Services USA LLC		LPG Trading	United States	83%	85%
(iv) Subsidiary held by BW LPG AS
BW LPG Fleet Management AS		Management	Norway	100%	100%
(v) Subsidiary held by BW LPG India Pte. Ltd.
BW Global United LPG India Private Limited		Ship owning	India	52%	52%
(vi) Subsidiary held by BW LPG Infrastructure Holding Ltd
BW LPG Infrastructure DMCC	(c)	Investment in Commercial Enterprises & Management	United Arab Emirates	100%	—
(vii) Joint venture held by BW VLGC Pte. Ltd.
BW Confidence Enterprise Private Limited		LPG wholesaler	India	50%	50%
(a)	“BW LPG Holding Pte. Ltd” was formerly known as “BW LPG Holding Limited”, changed its business activities during the financial year as “Management”
(b)	Changes in effective equity holding due to sales of shares of BW LPG Product Services Pte. Ltd. to certain employees during the financial year
(c)	Companies were newly incorporated during the financial year